Financial Assets at Amortized Cost (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Financial Assets at Amortized Cost [Line Items]
Financial asset at amortized costs (in Dollars)	$ 34,536,822	$ 41,470,915
Minimum [Member]
Financial Assets at Amortized Cost [Line Items]
Interest rate of time deposit	1.25%	0.00%
Maximum [Member]
Financial Assets at Amortized Cost [Line Items]
Interest rate of time deposit	5.20%	5.20%